Income Taxes (Details) - Schedule of reconciles the PRC statutory rates to the Company’s effective tax rate	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Reconciliation of the Prc Statutory Rates to the Companys Effective Tax Rate [Abstract]
PRC Income tax statutory rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax rate	4.00%	4.00%
Non-deductible foreign losses	0.70%	19.50%
Change in valuation allowance	24.80%	0.80%	25.00%
Non-deductible expenses and others	(4.60%)
Effective tax rate	(0.10%)	(2.30%)